WARRANTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 08, 2022	May 10, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Writer
Warrant Issued			460,000
Expected Volatility			100.00%
Risk-free Interest Rate			1.50%
Expected Life			6 years
Expected Dividend Yield			0.00%
Fair Value Of Warrants			$ 1.1
Grant date fair value			$ 2.29
Warrants [Member]
Warrant Issued	12,500,000	632,053	5,750,000	500,000
Expected Volatility	100.00%	100.00%	100.00%	100.00%
Risk-free Interest Rate	3.00%	0.91%	1.50%	3.00%
Expected Life	5 years	5 years	5 years	5 years
Expected Dividend Yield	0.00%	0.00%	0.00%	0.00%
Fair Value Of Warrants	$ 2.0	$ 1.3	$ 8.7	$ 0.1
Total Fair Value Of Warrants				$ 2.3	$ 8.5
Grant date fair value	$ 0.16	$ 2.13	$ 1.51	$ 0.3
Instrinsic value				$ 0.5	$ 30.6